ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Sep. 30, 2016
Details of Company's Subsidiaries and Variable Interest Entities

As of September 30, 2016, details of the Company’s subsidiaries, its VIEs and VIEs’ subsidiaries were as follows:

Company	Date of establishment	Place of establishment	Percentage of legal ownership by the Company	Principal activities
Subsidiaries:
China Distance Education Limited (“CDEL Hong Kong”)	March 13, 2003	Hong Kong	100%	Investment holding and provision of education services
Practice Enterprises Network China International Links Limited (“Pencil”)	February 23, 2010	Hong Kong	100%	Inactive
DL Education Service, LLC (“DL Education”)	September 27, 2012	US	100%	Inactive
Beijing Champion Distance Education Technology Co., Ltd. (“Champion Technology”)	January 5, 2004	PRC	100%	Provision of technical support and consultancy services and course production
Beijing Champion Education Technology Co., Ltd. (“Champion Education Technology”)	April 23, 2007	PRC	100%	Software licensing and course production
China Healthcare Investment Limited (“China Healthcare Investment”)	May 20, 2015	BVI	100%	Inactive
China Healthcare Education Limited (“China Healthcare Education”)	July 24, 2015	Hong Kong	100%	Inactive
Beijing Champion Accounting Education Technology Co., Ltd. (“Champion Accounting”)	July 28, 2015	PRC	100%	Provision of college cooperation program services
Beijing Zhengbao Yucai Education Technology Co., Ltd. (“Zhengbao Yucai”)	February 19, 2009	PRC	60.06%	Provision of start-up training services
Nanjing Champion Vocational Training School (“Nanjing Training School”)	July 03, 2015	PRC	60.06%	Provision of start-up training services
Beijing Zhongxi Champion Healthcare Education Technology Co., Ltd. (“Zhongxi Healthcare Education”)	December 14, 2015	PRC	100%	Inactive
Xiamen NetinNet Software Co., Ltd. (“Xiamen NetinNet”)	August 15, 2005	PRC	80%	Provision of learning simulation software production
Xiamen NetinNet Education Technology Co., Ltd. (“NetinNet Education”)	August 19, 2011	PRC	80%	Provision of learning simulation software production
Xiamen NetinNet Finance Technology Co., Ltd. (“NetinNet Finance “)	April 7, 2005	PRC	80%	Provision of learning simulation software production
Variable interest entities
Beijing Champion Hi-Tech Co., Ltd. (“Beijing Champion”)	July 12, 2000	PRC	Nil	Provision of online education services and sales of books and reference materials
Beijing Champion Healthcare Education Technology Co., Ltd. (“Champion Healthcare Education”)	May 13, 2015	PRC	Nil	Inactive
Subsidiaries of variable interest entities:
Beijing Caikaowang Company Ltd. (“Caikaowang”)	November 28, 2007	PRC	Nil	Provision of online education services
Beijing Champion Wangge Education Technology Co., Ltd. (“Champion Wangge”)	June 24, 2008	PRC	Nil	Provision of online education services
Beijing Haidian District Champion Training School (“Beijing Training School”)	February 19, 2009	PRC	Nil	Provision of online and offline education services
Beijing Champion Culture Development Co., Ltd. (“Champion Culture”)	June 03, 2015	PRC	Nil	Provision of sales of books and reference materials
Beijing Champion Tax Management and Advisory Co., Ltd. (“Champion Tax Advisory”)	November 27, 2015	PRC	Nil	Provision of financial and tax advisory

Financial Information of Company's VIEs and VIEs' Subsidiaries

The following financial information of the Company’s VIEs and VIEs’ subsidiaries as of September 30, 2015 and 2016 and for each of the three years in the period ended September 30, 2016 was included in the accompanying consolidated financial statements after elimination of intercompany transactions and balances within VIEs and VIEs’ subsidiaries:

	As of September 30,
	2015	2016
	US$	US$
Cash and cash equivalents	83,069	26,600
Prepayment and other current assets	4,387	4,991
Total current assets	110,268	132,450
Total assets	128,067	150,563
Deferred revenue	29,540	35,437
Total current liabilities	62,388	65,931
Total liabilities	62,388	65,931
Total equity	65,679	84,632

	For the years ended September 30,
	2014	2015	2016
	US$	US$	US$
Revenues	96,990	108,111	109,947

Net income	31,986	36,760	40,840

Net cash provided by operating activities	36,326	26,988	27,310

Net cash used in investing activities	(850)	(2,140)	(3,938)

Effects of exchange rate changes	(65)	(2,797)	(2,791)